IAS 18 basis primary statements (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018	Jan. 04, 2018	Mar. 31, 2016
Consolidated income statement
Revenue	€ 43,666	€ 46,571	€ 47,631
Cost of sales	(30,160)	(32,771)	(34,576)
Gross profit	13,506	13,800	13,055
Selling and distribution expenses	(3,891)	(4,011)	(4,349)
Administrative expenses	(5,410)	(5,116)	(5,491)
Net credit losses on financial assets1	(575)	(528)	(589)
Share of results of equity accounted associates and joint ventures	(908)	(59)	47
Impairment losses	(3,525)
Other (expense)/income	(148)	213	1,052
Operating (loss)/profit	(951)	4,299	3,725
Non-operating income and expense	(7)	(32)	(1)
Investment income	433	685	474
Finance costs	(2,088)	(1,074)	(1,406)
(Loss)/profit before taxation	(2,613)	3,878	2,792
Income tax (expense)/credit	(1,496)	879	(4,764)
(Loss)/profit for the financial year from continuing operations	(4,109)	4,757	(1,972)
Loss for the financial year from discontinued operations	(3,535)	(1,969)	(4,107)
(Loss)/profit for the financial year	(7,644)	2,788	(6,079)
Attributable to:
Owners of the parent	(8,020)	2,439	(6,297)
Non-controlling interests	376	349	218
(Loss)/profit for the financial year	€ (7,644)	€ 2,788	€ (6,079)
(Loss)/earnings per share
Basic - From continuing operations (in eurocents per share)	€ (0.1625)	€ 0.1587	€ (0.0783)
Diluted - From continuing operations (in eurocents per share)	(0.1625)	0.1582	(0.0783)
Basic - Total Group (in eurocents per share)	(0.2905)	0.0878	(0.2251)
Diluted - Total Group (in eurocents per share)	€ (0.2905)	€ 0.0876	€ (0.2251)
Consolidated statement of comprehensive income
Comprehensive (expense)/income	€ (5,888)	€ 399	€ (7,436)
Profit (loss)	(7,644)	2,788	(6,079)
Consolidated statement of changes in equity
Equity	63,445	68,607	73,719	€ 70,943	€ 2,464	€ 85,136
Non-current assets
Goodwill	23,353	26,734		26,734
Other intangible assets	17,652	16,523		16,523
Plant, property and equipment	27,432	28,325		28,325
Investments in associates and joint ventures	3,952	2,538		2,765
Other investments	870	3,204		3,192
Deferred tax assets	24,753	26,200		25,551
Post employment benefits	94	110		110
Trade and other receivables	5,170	4,026		4,856
Contract assets	531	350		843
Non-current receivables from contracts with customers	376	435		421
Deferred acquisition costs	366			340
Fulfilment costs	9			11
Current assets
Inventory	714	581		620
Taxation recoverable	264	106		106
Trade and other receivables	12,190	9,975		12,104
Contract assets	3,671	2,257		3,402
Trade receivables	4,701	4,967		4,811
Deferred acquisition costs	1,067			1,097
Fulfilment costs	65			43
Other investments	13,012	8,795		8,795
Cash and cash equivalents	13,637	4,674		4,674
Assets held for sale (liability)	231
Assets held for sale		13,820		13,820
Total assets	142,862	145,611		148,175
Equity
Called up share capital	4,796	4,796		4,796
Additional paid-in capital	152,503	150,197		150,197
Treasury shares	(7,875)	(8,463)		(8,463)
Accumulated losses	(116,725)	(106,695)		(104,462)
Accumulated other comprehensive income	29,519	27,805		27,832
Total attributable to owners of the parent	62,218	67,640		69,900
Non-controlling interests	1,227	967		1,043
Total non-controlling interests	1,227	967		1,043
Total equity	63,445	68,607	73,719	70,943	€ 2,464	85,136
Non-current liabilities
Long-term borrowings	48,685	32,908		32,908
Deferred tax liabilities	478	644		785
Post employment benefits	551	520		520
Provisions	1,242	1,065		1,065
Trade and other payables	2,938	2,843		2,853
Contract liabilities	574	237		247
Current liabilities
Short-term borrowings	4,270	8,513		8,513
Financial liabilities under put option arrangements	1,844	1,838		1,838
Taxation liabilities	596	541		541
Provisions	1,160	891		891
Trade and other payables	17,653	16,242		16,319
Contract liabilities	1,818	1,678		1,716
Other payables	1,562
Liabilities held for sale		10,999		10,999
Total equity and liabilities	142,862	145,611		148,175
Adjustments
Consolidated statement of comprehensive income
Comprehensive (expense)/income	611
Foreign exchange , losses/(gains) transferred to the income statement	576
IAS 18 basis
Consolidated income statement
Revenue	45,066
Cost of sales	(31,413)
Gross profit	13,653
Selling and distribution expenses	(3,891)
Administrative expenses	(5,410)
Net credit losses on financial assets1	(501)
Share of results of equity accounted associates and joint ventures	(851)
Impairment losses	(3,119)
Other (expense)/income	(148)
Operating (loss)/profit	(267)
Non-operating income and expense	(7)
Investment income	433
Finance costs	(2,088)
(Loss)/profit before taxation	(1,929)
Income tax (expense)/credit	(1,604)
(Loss)/profit for the financial year from continuing operations	(3,533)
Loss for the financial year from discontinued operations	(3,535)
(Loss)/profit for the financial year	(7,068)
Attributable to:
(Loss)/profit for the financial year	€ (7,068)
(Loss)/earnings per share
Basic - From continuing operations (in eurocents per share)	€ (0.1415)
Diluted - From continuing operations (in eurocents per share)	(0.1415)
Basic - Total Group (in eurocents per share)	(0.2695)
Diluted - Total Group (in eurocents per share)	€ (0.2695)
Consolidated statement of comprehensive income
Comprehensive (expense)/income	€ 5,277
Profit (loss)	(7,068)
IAS 18 basis
Consolidated income statement
Impairment losses	(3,119)
Consolidated statement of changes in equity
Equity	61,518
Non-current assets
Goodwill	23,762
Other intangible assets	17,652
Plant, property and equipment	27,432
Investments in associates and joint ventures	3,796
Other investments	870
Deferred tax assets	25,405
Post employment benefits	94
Trade and other receivables	4,615
Contract assets	351
Non-current receivables from contracts with customers	376
Current assets
Inventory	666
Taxation recoverable	264
Trade and other receivables	9,811
Contract assets	2,424
Trade receivables	4,701
Other investments	13,012
Cash and cash equivalents	13,637
Assets held for sale (liability)	246
Total assets	140,770
Equity
Called up share capital	4,796
Additional paid-in capital	152,503
Treasury shares	(7,875)
Accumulated losses	(118,603)
Accumulated other comprehensive income	29,546
Total attributable to owners of the parent	60,367
Non-controlling interests	1,151
Total non-controlling interests	1,151
Total equity	61,518
Non-current liabilities
Long-term borrowings	48,685
Deferred tax liabilities	407
Post employment benefits	551
Provisions	1,242
Trade and other payables	2,936
Contract liabilities	572
Current liabilities
Short-term borrowings	4,270
Financial liabilities under put option arrangements	1,844
Taxation liabilities	596
Provisions	1,160
Trade and other payables	17,561
Contract liabilities	1,775
Other payables	1,513
Total equity and liabilities	140,770
IAS 18 basis | Adjustments
Consolidated income statement
(Loss)/profit for the financial year	35
Attributable to:
(Loss)/profit for the financial year	35
Consolidated statement of comprehensive income
Profit (loss)	35
IAS 18 basis | IAS 18 basis
Consolidated statement of changes in equity
Equity	61,518
Equity
Total equity	61,518
Impact of adoption of IFRS 15
Consolidated income statement
Impairment losses	(406)
Consolidated statement of changes in equity
Equity	(1,927)			2,538
Non-current assets
Goodwill	409
Investments in associates and joint ventures	(156)			227
Deferred tax assets	652
Trade and other receivables	(555)			851
Contract assets	(180)			500
Deferred acquisition costs	(366)			340
Fulfilment costs	(9)			11
Current assets
Inventory	(48)			39
Trade and other receivables	(2,379)			2,349
Contract assets	(1,247)			1,209
Deferred acquisition costs	(1,067)			1,097
Fulfilment costs	(65)			43
Assets held for sale	(15)
Total assets	(2,092)			2,767
Equity
Accumulated losses	(1,878)			2,457
Accumulated other comprehensive income	27
Total attributable to owners of the parent	(1,851)			2,457
Non-controlling interests	(76)			81
Total non-controlling interests	(76)			81
Total equity	(1,927)			2,538
Non-current liabilities
Deferred tax liabilities				142
Deferred tax liabilities (adjustment)	(71)
Trade and other payables	(2)			10
Contract liabilities	(2)			10
Current liabilities
Trade and other payables	(92)			77
Contract liabilities	(43)			38
Other payables	(49)
Total equity and liabilities	(2,092)			€ 2,767
Impact of adoption of IFRS 15 | Adjustments
Consolidated income statement
Revenue	1,400
Cost of sales	(1,253)
Gross profit	147
Net credit losses on financial assets1	74
Share of results of equity accounted associates and joint ventures	57
Impairment losses	406
Operating (loss)/profit	684
(Loss)/profit before taxation	684
Income tax (expense)/credit	(108)
(Loss)/profit for the financial year from continuing operations	576
(Loss)/profit for the financial year	576
Attributable to:
(Loss)/profit for the financial year	€ 576
(Loss)/earnings per share
Basic - From continuing operations (in eurocents per share)	€ 0.0210
Diluted - From continuing operations (in eurocents per share)	0.0210
Basic - Total Group (in eurocents per share)	0.0210
Diluted - Total Group (in eurocents per share)	€ 0.0210
Consolidated statement of comprehensive income
Profit (loss)	€ 576
Consolidated statement of changes in equity
Equity	(1,927)
Equity
Total equity	(1,927)
Retained losses
Consolidated income statement
(Loss)/profit for the financial year	(8,020)	2,439	(6,297)
Attributable to:
(Loss)/profit for the financial year	(8,020)	2,439	(6,297)
Consolidated statement of comprehensive income
Comprehensive (expense)/income	(8,020)	2,439	(6,297)
Profit (loss)	(8,020)	2,439	(6,297)
Consolidated statement of changes in equity
Equity	(116,725)	(106,695)	(105,851)			(95,683)
Equity
Total equity	(116,725)	(106,695)	(105,851)			(95,683)
Retained losses | IAS 18 basis | IAS 18 basis
Consolidated statement of changes in equity
Equity	(118,603)
Equity
Total equity	(118,603)
Retained losses | Impact of adoption of IFRS 15 | Adjustments
Consolidated statement of changes in equity
Equity	(1,878)
Equity
Total equity	(1,878)
Currency reserve
Consolidated statement of comprehensive income
Comprehensive (expense)/income	1,477	(1,852)	(1,082)
Consolidated statement of changes in equity
Equity	29,284	27,807	29,659			30,741
Equity
Total equity	29,284	27,807	29,659			30,741
Currency reserve | IAS 18 basis | IAS 18 basis
Consolidated statement of changes in equity
Equity	29,311
Equity
Total equity	29,311
Currency reserve | Impact of adoption of IFRS 15 | Adjustments
Consolidated statement of changes in equity
Equity	27
Equity
Total equity	27
Equity attributable to the owners
Consolidated income statement
(Loss)/profit for the financial year	(8,020)	2,439	(6,297)
Attributable to:
(Loss)/profit for the financial year	(8,020)	2,439	(6,297)
Consolidated statement of comprehensive income
Comprehensive (expense)/income	(6,333)	187	(7,535)
Profit (loss)	(8,020)	2,439	(6,297)
Consolidated statement of changes in equity
Equity	62,218	67,640	72,200			83,325
Equity
Total equity	62,218	67,640	72,200			83,325
Equity attributable to the owners | IAS 18 basis | IAS 18 basis
Consolidated statement of changes in equity
Equity	60,367
Equity
Total equity	60,367
Equity attributable to the owners | Impact of adoption of IFRS 15 | Adjustments
Consolidated statement of changes in equity
Equity	(1,851)
Equity
Total equity	(1,851)
Non-controlling Interests.
Consolidated income statement
(Loss)/profit for the financial year	376	349	218
Attributable to:
(Loss)/profit for the financial year	376	349	218
Consolidated statement of comprehensive income
Comprehensive (expense)/income	445	212	99
Profit (loss)	376	349	218
Consolidated statement of changes in equity
Equity	1,227	967	1,519			1,811
Equity
Total equity	1,227	€ 967	€ 1,519			€ 1,811
Non-controlling Interests. | IAS 18 basis | IAS 18 basis
Consolidated statement of changes in equity
Equity	1,151
Equity
Total equity	1,151
Non-controlling Interests. | Impact of adoption of IFRS 15 | Adjustments
Consolidated statement of changes in equity
Equity	(76)
Equity
Total equity	€ (76)